Noninterest income (Tables)	6 Months Ended
Sep. 30, 2022
Summary of Noninterest Income
Details of Noninterest income for the six months ended September 30, 2021 and 2022 are as follows:

	Six months ended September 30,
	2021	2022

	(in millions of yen)

Fee and commission income:
Securities-related business (1)	89,387	74,804
Deposits-related business (1)	7,569	7,769
Lending-related business (2)(4)	78,053	79,811
Remittance business (1)	54,576	52,410
Asset management business (1)	60,596	55,508
Trust-related business (1)	66,393	57,395
Agency business (1)	18,573	18,399
Guarantee-related business (3)	16,781	20,680
Fees for other customer services (1)	82,988	81,968

Total Fee and commission income	474,916	448,744

Foreign exchange gains (losses)—net (3)	21,708	128,897
Trading account gains (losses)—net (2)	83,255	(851,080)
Investment gains (losses)—net:
Debt securities (3)	(317)	8,057
Equity securities (3)	135,070	(113,461)
Equity in earnings (losses) of equity method investees—net (3)	16,541	(5,003)
Gains on disposal of premises and equipment (3)	1,988	1,811
Other noninterest income (2)(5)	29,234	168,254

Total	762,395	(213,781)

Notes:
(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.
(4)	Most of the lending-related fees such as commitment fees and arrangement fees are not within the scope of ASC 606.
(5)	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.